Basic and Diluted Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share

	2022	2021	2020
	(in thousands, except per share data)
	£	£	£
Loss for the year	(32,021)	(40,533)	(30,682)
Basic and diluted weighted average number of shares	52,235	52,041	37,882

	£	£	£
Basic and diluted loss per share	(0.61)	(0.78)	(0.81)